Time Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Banking and Thrift [Abstract]
Schedule of Time Deposit Maturities	Total time deposits of $21.7 billion at December 31, 2019 have future contractual maturities as follows: Table 66: Time Deposits

In billions
2020	$18.6
2021	$1.6
2022	$.6
2023	$.4
2024	$.2
2025 and thereafter	$.3